                             CASH RESERVE PORTFOLIO
                             CASH MANAGEMENT CLASS

                        Supplement dated April 17, 2003
                     to the Prospectus dated July 29, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-3 of the prospectus:

                  "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH RESERVE PORTFOLIO
                              INSTITUTIONAL CLASS

                        Supplement dated April 17, 2003
                     to the Prospectus dated July 29, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-3 of the prospectus:

                  "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH RESERVE PORTFOLIO
                           PERSONAL INVESTMENT CLASS

                        Supplement dated April 17, 2003
                     to the Prospectus dated July 29, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-3 of the prospectus:

                  "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH RESERVE PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                        Supplement dated April 17, 2003
                     to the Prospectus dated July 29, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-3 of the prospectus:

                  "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH RESERVE PORTFOLIO
                                 RESERVE CLASS

                        Supplement dated April 17, 2003
                     to the Prospectus dated July 29, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-3 of the prospectus:

                  "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH RESERVE PORTFOLIO
                                 RESOURCE CLASS

                        Supplement dated April 17, 2003
                     to the Prospectus dated July 29, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-3 of the prospectus:

                  "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH RESERVE PORTFOLIO
                                  SWEEP CLASS

                        Supplement dated April 17, 2003
                     to the Prospectus dated July 29, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-3 of the prospectus:

                  "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends on settled shares at 3:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH RESERVE PORTFOLIO

                             CASH MANAGEMENT CLASS
                              INSTITUTIONAL CLASS
                           PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                 RESERVE CLASS
                                 RESOURCE CLASS
                                  SWEEP CLASS


                        Supplement dated April 17, 2003
         to the Statement of Additional Information dated July 29, 2002 as supplemented January 24, 2003

The following information replaces in its entirety the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - Offering Price - Calculation of Net Asset Value" on page 17 of the Statement of Additional
Information:

         "The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares three times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 3:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays."